Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Amendment Number	1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the "Post Effective Amendment No. 1") is being filed by the registrant to update the prospectus to the offering and sale of the shares that were registered for resale on the Registration Statement and to include current financial statements in the Interactive Data related to the S-1.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company